Basis of preparation and presentation (Tables)	12 Months Ended
Jun. 30, 2020
Basis of Preparation and Presentation [Abstract]
Schedule of reclassified previous years financial information

	2019
Leasing (i)	As previously stated	Reclassifications	Reclassified
Leases payable (Note 14)	-	47,446	47,446
Trade accounts payable and others	138,654	(26,249)	112,405
Financial lease	21,197	(21,197)	-

	2019			2018
Leasing (i)	As previously stated	Reclassifications	Reclassified	As previously stated	Reclassifications	Reclassified
Changes in working capital
Trade accounts payable	13,595	(3,590)	10,005	11,178	(9,470)	1,708
Leases payable	-	3,590	3,590	-	9,470	9,470

	2019			2018
Fair Value (ii)	As previously stated	Reclassifications	Reclassified	As previously stated	Reclassifications	Reclassified
Adjustments to reconcile profit for the year
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	12,950	2,466	15,416	12,191	3,863	16,054
Gain on remeasurement of receivable from sale of farms, net	(11,523)	(2,466)	(13,989)	(12,721)	(3,863)	(16,584)

(i)	In order to improve presentation of leases payable in the statement of financial position starting fiscal year ended June 30, 2020, all lease payables are presented in the line item Leases payable. For comparability purposes, leases payable that were presented in Trade accounts payable and others and in finance leases as of June 30, 2019, were also reclassified to the Leases payable line item. (Note 14);

(ii)	Additionally, the Company reclassified the cash flow effects to reconcile the profit for the year within the cash flows from operating activities related to the fair value on remeasurement of receivables from sales of farms for the years ended June 30, 2019 and June 30, 2018 to improve presentation in the statement of cash flows and to ensure comparability with the current year.

Schedule of consolidated financial statements

	Ownership %
	2020	2019	2018
Jaborandi Agrícola Ltda	99.99	99.99	99.99
Imobiliária Jaborandi	99.99	99.99	99.99
Cremaq	99.99	99.99	99.99
Engenho de Maracaju	99.99	99.99	99.99
Araucária	99.99	99.99	99.99
Mogno	99.99	99.99	99.99
Cajueiro	99.99	99.99	99.99
Ceibo	99.99	99.99	99.99
Flamboyant	99.99	99.99	99.99
Palmeiras	99.99	99.99	99.99
Moroti (b)	99.99	99.99	99.99
Agrifirma	99.99	-	-
Agrifirma Bahia (a)	99.99	-	-
I.A. Agro (a)	99.99	-	-
GL (a)	99.99	-	-
Delaware (a)	100.00	-	-

(a)	Subsidiaries of Agrifirma – indirect control.
(b)	Subsidiary incorporated during the re-distribution of the assets and liabilities of the Cresca on February 9, 2018.

Schedule of depreciation rate

	Annual depreciation rates %
	2020	2019	2018
Buildings and improvements	2-25	2-25	2-20
Equipment and facilities	10	5-10	10
Vehicles and agricultural machinery	13-20	13-20	13-20
Furniture and fixtures	10	10	10
Opening of areas	5-20	5-20	10-20
Permanent cultures	16-27	16-27	16-27

Schedule of initial adoption of IFRS 16

	As previously stated	Reclassifications (Note 2.1)	Reclassified	Impacts - IFRS 16	After adoption of IFRS 16
Assets
Right-of-use of assets (Note 13)	-	-	-	92,794	92,794
Other assets	1,357,614	-	1,357,614	-	1,357,614

Total	1,357,614	-	1,357,614	92,794	1,450,408

Liabilities and shareholders' equity
Leases payable (Note 14)	-	47,446	47,446	92,794	140,240
Trade accounts payable and others	138,654	(26,249)	112,405	-	112,405
Finance leases	21,197	(21,197)	-	-	-
Related-party transactions	2,405	-	2,405	-	2,405
Other liabilities	314,825	-	314,825	-	314,825
Shareholders' Equity	880,533	-	880,533	-	880,533

Total	1,357,614	-	1,357,614	92,794	1,450,408

Schedule of reclassifications on the statement of financial position

	6/30/2018	Category
Financial Instruments	Consolidated	IAS 39	IFRS 9
Trade accounts receivable	57,185	Loans and receivables	Amortized cost
Transactions with Related Parties	1,660	Loans and receivables	Amortized cost
Trade accounts payable	48,518	Financial liabilities at amortized cost	Amortized cost
Loans and financing	255,805	Financial liabilities at amortized cost	Amortized cost